UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     November 14, 2011

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:  $1,275,825



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   22949   395000  SH       Sole                  395000
AVID TECHNOLOGY, INC.              COM           05367P100   66934  8647761  SH       Sole                 8647761
CAREER EDUCATION CORPORATION       COM           141665109  208155 15950599  SH       Sole                15950599
CAREFUSION CORPORATION             COM           14170T101   27542  1150000  SH       Sole                 1150000
CBRE GROUP, INC.                   COM           12504L109  325201 24160514  SH       Sole                24160514
CHINA REAL ESTATE INFO CORP.       ADR           16948Q103     295    60000  SH       Sole                   60000
COLLECTIVE BRANDS, INC.            COM           19421W100   47093  3633739  SH       Sole                 3633739
DOLBY LABORATORIES, INC.           COM           25659T107    4116   150000  SH       Sole                  150000
ELECTRONICS FOR IMAGING, INC.      COM           286082102   20216  1500810  SH       Sole                 1500810
ERESEARCH TECHNOLOGY, INC.         COM           29481V108   24706  5539377  SH       Sole                 5539377
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109  238700  4145538  SH       Sole                 4145538
JDA SOFTWARE GROUP, INC.           COM           46612K108   41918  1788300  SH       Sole                 1788300
LE GAGA HOLDINGS LTD.              SPONSERED ADR 521168104     103    17500  SH       Sole                   17500
MOHAWK INDUSTRIES, INC.            COM           608190104   10728   250000  SH       Sole                  250000
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y109   40065 17195362  SH       Sole                17195362
NEWELL RUBBERMAID, INC.            COM           651229106   13057  1100000  SH       Sole                 1100000
NOAH HOLDINGS LTD.                 SPONSERED ADS 65487X102      92    10000  SH       Sole                   10000
PRGX GLOBAL, INC.                  COM           69357c503   16241  3440974  SH       Sole                 3440974
SBA COMMUNICATIONS CORPORATION     COM           78388J106   74633  2164516  SH       Sole                 2164516
SEALED AIR CORP.                   COM           81211k100   13360   800000  SH       Sole                  800000
SEI INVESTMENTS COMPANY            COM           784117103   57425  3733747  SH       Sole                 3733747
THOMAS & BETTS CORPORATION         COM           884315102    8980   225000  SH       Sole                  225000
TYLER TECHNOLOGIES, INC.           COM           902252105   13025   515237  SH       Sole                  515237
WUXI PHARMATECH (CAYMAN), INC.     SPONS ADR SHS 929352102     291    25000  SH       Sole                   25000